Financial instruments: valuation - Hierarchy of assets (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value of assets
Assets	£ 202,880	£ 280,855
Trading loans
Fair value of assets
Assets	34,203	39,775
Trading securities
Fair value of assets
Assets	24,955	29,215
Derivatives [Member]
Fair value of assets
Assets	106,139	166,523
Other loans
Fair value of assets
Assets	566	353
Securities
Fair value of assets
Assets	37,017	44,989
Level 1
Fair value of assets
Assets	£ 48,443	£ 57,507
As % of Total Fair Value Assets	24.00%	20.00%
Level 1 | Trading securities
Fair value of assets
Assets	£ 19,563	£ 21,535
Level 1 | Securities
Fair value of assets
Assets	28,880	35,972
Level 2
Fair value of assets
Assets	£ 152,385	£ 221,625
As % of Total Fair Value Assets	75.00%	79.00%
Level 2 | Trading loans
Fair value of assets
Assets	£ 33,482	£ 39,550
Level 2 | Trading securities
Fair value of assets
Assets	5,371	7,599
Level 2 | Derivatives [Member]
Fair value of assets
Assets	105,222	165,441
Level 2 | Other loans
Fair value of assets
Assets	359	185
Level 2 | Securities
Fair value of assets
Assets	7,951	8,850
Level 3
Fair value of assets
Assets	£ 2,052	£ 1,723
As % of Total Fair Value Assets	1.00%	1.00%
Level 3 | Trading loans
Fair value of assets
Assets	£ 721	£ 225
Level 3 | Trading securities
Fair value of assets
Assets	21	81
Level 3 | Derivatives [Member]
Fair value of assets
Assets	917	1,082
Level 3 | Other loans
Fair value of assets
Assets	207	168
Level 3 | Securities
Fair value of assets
Assets	186	167
Recurring | Level 3
Fair value of assets
Assets	£ 2,052	£ 1,723	£ 2,554